Expense Example {- Financial Services Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-21 - Financial Services Portfolio - VIP Financial Services Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894